[LOGO OF FIFTH
 THIRD FUNDS]     FIFTH THIRD FUNDS

                  FIFTH THIRD PRIME            Class A Shares            (FSCXX)
                  MONEY MARKET FUND            Class B Shares            (FBPXX)
                  SUMMARY PROSPECTUS           Class C Shares            (FPCXX)
                                               Institutional Shares      (FCPXX)
                  Dated November 26, 2010

--------------------------------------------------------------------------------
BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS, WHICH CONTAINS INFORMATION ABOUT THE FUND AND ITS RISKS. THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, BOTH DATED NOVEMBER 26, 2010, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. FOR FREE PAPER OR ELECTRONIC COPIES OF THE FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND, GO ONLINE AT http://www.fifththirdfunds.com OR CALL 800.282.5706 OR ASK ANY FINANCIAL ADVISOR, BANK, OR BROKER-DEALER WHO OFFERS SHARES OF THE FUND.

INVESTMENT OBJECTIVE
Current income consistent with stability of principal.

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Distribution Arrangements/Sales Charges for the Funds on page 109 of the Fund's Prospectus and, in the Fund's Statement of Additional Information, in Purchasing Shares of the Funds on page 64.

SHAREHOLDER FEES                                                                                                    INSTITUTIONAL
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                        CLASS A     CLASS B    CLASS C            SHARES
---------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)         None        None       None              None
---------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a % of offering price)                     None    5.00%(1)   1.00%(2)              None
---------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
   (as a % of offering price)                                                       None        None       None              None
---------------------------------------------------------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF                                                                 INSTITUTIONAL
THE VALUE OF YOUR INVESTMENT)                                                    CLASS A     CLASS B    CLASS C            SHARES
---------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                    0.40%       0.40%      0.40%             0.40%
---------------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees                                                  0.25%       1.00%      0.75%              None
---------------------------------------------------------------------------------------------------------------------------------
Other Expenses                                                                     0.24%       0.24%      0.51%             0.24%
---------------------------------------------------------------------------------------------------------------------------------
Acquired Fund Fees and Expenses                                                    0.01%       0.01%      0.01%             0.01%
---------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                               0.90%       1.65%      1.67%             0.65%
---------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(3)                                         0.09%       0.09%      0.11%             0.09%
---------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses after Expense Reimbursement                   0.81%       1.56%      1.56%             0.56%
---------------------------------------------------------------------------------------------------------------------------------

1. 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
2. The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
3. Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 26, 2011. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the Adviser's agreement to waive fees and/or reimburse expenses expires on November 26, 2011.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES                          $83       $279       $491       $1,102
--------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------
     Assuming Redemption                $659      $812       $1,089     $1,749
--------------------------------------------------------------------------------
     Assuming No Redemption             $159      $512       $889       $1,749
--------------------------------------------------------------------------------
CLASS C SHARES
--------------------------------------------------------------------------------
     Assuming Redemption                $259      $517       $899       $1,969
--------------------------------------------------------------------------------
     Assuming No Redemption             $159      $517       $899       $1,969
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES                    $57       $199       $354       $804
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES
The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.

The Fund invests at least 97% of its portfolio in high quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's Adviser. These generally will be domestic or foreign corporate securities, including commercial paper that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Adviser. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, the Fund may invest in shares of money market investment companies that invest exclusively in these securities.

The Fund reserves the right to invest up to 3% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Adviser. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in asset-backed securities and repurchase agreements collateralized by the securities mentioned above.

PRINCIPAL INVESTMENT RISKS
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

CREDIT (OR DEFAULT) RISK. The Fund may lose money if an issuer of a fixed income security is unable or unwilling to make timely principal and/or interest payments or to otherwise honor its payment obligations. Further, when an issuer suffers adverse changes in its financial condition or credit rating, the price of its debt obligations may decline and/or experience greater volatility. A change in financial condition or credit rating of a fixed income security can also affect its liquidity and make it more difficult for the Fund to sell. On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.
FOREIGN INVESTMENT RISK. Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, due to fluctuations in currency exchange rates. Investments in foreign securities may be subject to foreign withholding or other taxes.
INTEREST RATE RISK. Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more volatile than debt securities with shorter durations or floating or adjustable interest rates. Generally, the value of debt securities will decrease when interest rates rise and increase when interest rates fall. When interest rates fall, a borrower may pay off debt sooner than expected (prepayment) and the Fund may be forced to reinvest this money at lower yields. When interest rates rise, prepayment may slow, extending the duration of the debt security and preventing the Fund from reinvesting this money at higher yields. Fluctuations in interest rates may lead to fluctuations in the Fund's yield or the values of the Fund's investments.
NET ASSET VALUE RISK. The Fund may be unable to meet its goal of a constant $1.00 per share.
REDEMPTION RISK. The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the Fund may have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

--------------------------------------| 2 |-------------------------------------

PERFORMANCE
The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated. Past performance does not indicate how the Fund will perform in the future. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

   [CHART OF CLASS A TOTAL RETURN PER CALENDAR YEAR]

CALENDAR                             TOTAL RETURN
  YEAR                                PERCENTAGES
--------                             ------------
  2000                                  5.80%
  2001                                  3.59
  2002                                  1.19
  2003                                  0.49
  2004                                  0.69
  2005                                  2.53
  2006                                  4.35
  2007                                  4.67
  2008                                  2.25
  2009                                  0.20

                   [END CHART]

BEST QUARTER:              Q4 2000           1.51%
WORST QUARTER:             Q4 2009           0.00%
YEAR TO DATE RETURN (1/1/10 TO 9/30/10):     0.02%

AVERAGE ANNUAL TOTAL RETURNS                                                 INCEPTION     PAST     PAST        PAST
(FOR PERIODS ENDED DECEMBER 31, 2009)                                        DATE          YEAR     5 YEARS     10 YEARS
------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (with 5.00% sales charge)                                     6/14/89
------------------------------------------------------------------------------------------------------------------------
    Return Before Taxes                                                                     0.20%   2.79%       2.57%
------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (with applicable Contingent Deferred Sales Charge)            6/14/89
------------------------------------------------------------------------------------------------------------------------
    Return Before Taxes                                                                    -4.95%   1.77%       1.93%
------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (with applicable Contingent Deferred Sales Charge)            6/14/89
------------------------------------------------------------------------------------------------------------------------
    Return Before Taxes                                                                     0.05%   2.14%       1.95%
------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                         6/14/89
------------------------------------------------------------------------------------------------------------------------
    Return Before Taxes                                                                     0.33%   3.02%       2.81%
------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

MANAGEMENT
INVESTMENT ADVISER
Fifth Third Asset Management, Inc. ("FTAM")

PURCHASES AND SALES OF FUND SHARES
The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

TAX INFORMATION
Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

FTF-SP-PMM1110

--------------------------------------| 3 |-------------------------------------